Line of Credit (Details) - DocGo Inc. and Subsidiaries [Member] - USD ($)		1 Months Ended	12 Months Ended
	May 13, 2021	Jan. 26, 2026	Dec. 31, 2021
Line of Credit (Details) [Line Items]
Revolving advance amount	$ 12,000,000
Revolving loan and security agreement description			Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate (3.25% at December 31, 2021), as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days elapsed (“Contract Rate”). The revolving loan has a maturity date of May 12, 2022 (“Maturity Date”). This loan is secured by all assets of entities owned 100% by DocGo Inc. On November 8, 2021, the company paid off the outstanding balance of the line of credit.
Assets of entities owned percentage			100.00%
Outstanding balance description			As of December 31, 2021, the outstanding balance of the line of credit was zero.
Ambulnz-FMC North America, LLC [Member]
Line of Credit (Details) [Line Items]
Revolving advance amount			$ 12,000,000
Revolving loan and security agreement description			Each Revolving Advance shall bear interest at a per annum rate equal to the Wall Street Journal Prime Rate (3.25% at December 31, 2021), as the same may change from time to time, plus one percent (1.00%), but in no event less than five percent (5.00%) per annum, calculated on the basis of a 360-day year for the actual number of days in the applicable period. The agreement is subject to certain financial covenants such as an unused fee, whereas the Company shall pay to the subsidiary of one of its members an unused fee in the amount of 0.5% of the average daily amount by which the Revolving Commitment Amount ($12 million) exceeds the principal balance of the aggregate outstanding advances.
Forecast [Member]
Line of Credit (Details) [Line Items]
Revolving advance amount		$ 1,000,000